JPMorgan Income ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 35.1%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	64,000	64,059
7.88%, 4/15/2027 (a)	225,000	222,458
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	100,000	90,379
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	227,000	241,781
TransDigm, Inc. 6.25%, 3/15/2026 (a)	290,000	288,014
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	86,000	87,113
		993,804
Automobile Components — 1.0%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	400,000	378,636
7.00%, 4/15/2028 (a)	135,000	136,429
8.25%, 4/15/2031 (a)	100,000	99,914
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	25,000	23,686
5.88%, 6/1/2029 (a)	515,000	496,635
3.75%, 1/30/2031 (a)	185,000	156,204
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	25,000	23,999
6.50%, 4/1/2027	200,000	186,584
6.88%, 7/1/2028	390,000	348,859
5.00%, 10/1/2029	70,000	56,902
Clarios Global LP
6.75%, 5/15/2025 (a)	135,000	135,281
6.25%, 5/15/2026 (a)	710,000	702,470
8.50%, 5/15/2027 (a)	475,000	476,224
Dana, Inc.
5.38%, 11/15/2027	140,000	131,125
5.63%, 6/15/2028	185,000	169,370
4.25%, 9/1/2030	40,000	32,049
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	60,053
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	45,000	43,885
5.00%, 7/15/2029	804,000	723,981
Icahn Enterprises LP 6.25%, 5/15/2026	300,000	262,838
		4,645,124
Banks — 2.1%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (b) (c) (d) (e) (f)	200,000	200,000
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (b) (c) (d) (e) (f)	200,000	172,350
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.62%, 10/27/2082 (b) (f)	600,000	616,387
BPCE SA (France)
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (f)	4,678,000	4,672,311
5.13%, 1/18/2028 (a)	725,000	720,008

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (c) (d) (f)	95,000	87,695
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (f)	100,000	83,260
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (f)	200,000	200,248
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (f)	290,000	309,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (d) (f)	200,000	153,250
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (b) (c) (d) (e) (f)	200,000	190,086
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (f)	200,000	187,265
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (f)	720,000	731,369
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (f)	315,000	315,642
Toronto-Dominion Bank (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (b) (f)	950,000	973,579
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (f)	162,000	141,912
		9,755,148
Biotechnology — 0.0% ^
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	169,190
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	635,000	571,419
Nordstrom, Inc.
4.00%, 3/15/2027	100,000	86,518
4.25%, 8/1/2031	110,000	83,622
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	210,000	120,798
		862,357
Building Products — 0.5%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	300,000	295,161
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	500,000	496,000
Griffon Corp. 5.75%, 3/1/2028	80,000	73,755
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	45,000	45,338
4.88%, 12/15/2027 (a)	125,000	108,853
Masonite International Corp. 5.38%, 2/1/2028 (a)	100,000	94,795
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	150,000	120,750
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,055,000	967,207
4.38%, 7/15/2030 (a)	150,000	126,655
		2,328,514
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	25,000	15,760
Goldman Sachs Group, Inc. (The) Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (c) (d) (f)	95,000	87,918
		103,678

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	200,000	188,994
3.38%, 2/15/2029 (a)	600,000	514,032
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	200,000	136,000
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	200,000	192,310
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	209,070
Chemours Co. (The)
5.75%, 11/15/2028 (a)	775,000	682,241
4.63%, 11/15/2029 (a)	70,000	56,660
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	365,000	319,446
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	935,000	843,862
4.25%, 5/15/2029 (a)	25,000	20,590
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	18,997
4.50%, 10/15/2029	720,000	613,858
4.00%, 4/1/2031	195,000	154,816
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	45,000	35,438
5.13%, 4/1/2029 (a)	220,000	119,042
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	475,000	440,539
5.63%, 8/15/2029 (a)	475,000	394,362
		4,940,257
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	430,000	362,275
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	290,000	253,025
4.88%, 7/15/2032 (a)	180,000	153,333
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	555,000	521,294
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	470,000	444,198
Brink's Co. (The) 4.63%, 10/15/2027 (a)	150,000	139,883
Garda World Security Corp. 4.63%, 2/15/2027 (a)	40,000	36,531
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	535,000	506,788
5.13%, 12/15/2026 (a)	25,000	24,096
4.00%, 8/1/2028 (a)	370,000	330,393
4.38%, 8/15/2029 (a)	60,000	53,257
Madison IAQ LLC 4.13%, 6/30/2028 (a)	855,000	738,772
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	230,000	225,013
3.38%, 8/31/2027 (a)	565,000	495,913
Stericycle, Inc. 3.88%, 1/15/2029 (a)	250,000	220,485
		4,505,256
Communications Equipment — 0.3%
CommScope, Inc.
6.00%, 3/1/2026 (a)	805,000	755,906

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
8.25%, 3/1/2027 (a)	480,000	376,549
4.75%, 9/1/2029 (a)	395,000	311,118
		1,443,573
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (e)	136,993	95,878
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	81,278
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (e)	194,528	172,024
MasTec, Inc. 4.50%, 8/15/2028 (a)	275,000	253,233
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (e)	200,000	151,600
		754,013
Consumer Finance — 1.3%
AerCap Ireland Capital DAC 3.00%, 10/29/2028	810,000	702,297
Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (a)	1,140,000	1,063,350
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,115,000	1,040,723
3.38%, 11/13/2025	200,000	184,470
4.39%, 1/8/2026	200,000	188,059
4.27%, 1/9/2027	525,000	481,668
4.13%, 8/17/2027	1,875,000	1,693,743
2.90%, 2/10/2029	200,000	162,585
OneMain Finance Corp. 3.88%, 9/15/2028	500,000	393,125
		5,910,020
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	927,062
5.88%, 2/15/2028 (a)	475,000	463,946
3.50%, 3/15/2029 (a)	290,000	252,149
4.88%, 2/15/2030 (a)	190,000	173,850
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	500,000	480,754
4.25%, 8/1/2029 (a)	475,000	419,371
Rite Aid Corp.
7.50%, 7/1/2025 (a)	223,000	151,830
8.00%, 11/15/2026 (a)	225,000	117,971
US Foods, Inc.
4.75%, 2/15/2029 (a)	369,000	336,543
4.63%, 6/1/2030 (a)	116,000	104,414
		3,427,890
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	400,000	373,672
5.25%, 8/15/2027 (a)	600,000	503,730
LABL, Inc. 6.75%, 7/15/2026 (a)	670,000	644,047
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	940,000	931,652
9.25%, 4/15/2027 (a)	50,000	45,631

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	210,000	209,737
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,030,000	907,348
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	57,710
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	200,000	190,023
8.50%, 8/15/2027 (a) (g)	250,000	235,400
		4,098,950
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	100,000	101,189
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	575,000	478,688
Diversified REITs — 0.2%
VICI Properties LP
4.50%, 9/1/2026 (a)	200,000	189,558
4.25%, 12/1/2026 (a)	345,000	323,631
3.75%, 2/15/2027 (a)	245,000	226,880
3.88%, 2/15/2029 (a)	25,000	22,091
4.63%, 12/1/2029 (a)	37,000	33,722
		795,882
Diversified Telecommunication Services — 2.2%
Altice France Holding SA 10.50%, 5/15/2027 (a)	400,000	239,000
Altice France SA (France)
8.13%, 2/1/2027 (a)	400,000	344,719
5.13%, 7/15/2029 (a)	650,000	462,848
CCO Holdings LLC
5.00%, 2/1/2028 (a)	165,000	149,954
5.38%, 6/1/2029 (a)	1,482,000	1,333,894
6.38%, 9/1/2029 (a)	380,000	354,415
4.75%, 3/1/2030 (a)	2,240,000	1,889,145
4.50%, 8/15/2030 (a)	2,077,000	1,709,687
4.25%, 2/1/2031 (a)	578,000	463,001
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	615,000	548,090
5.00%, 5/1/2028 (a)	235,000	196,823
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	805,000	740,519
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	765,000	478,024
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	1,180,000	772,062
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	200,000	179,500
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	60,000	52,316
		9,913,997
Electric Utilities — 1.0%
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	175,663
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (e)	200,000	185,625
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (e)	200,000	197,725
7.13%, 2/11/2025 (e)	200,000	191,100

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	194,600
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (e)	200,000	178,100
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	19,950
5.75%, 1/15/2028	955,000	908,174
5.25%, 6/15/2029 (a)	60,000	54,103
3.63%, 2/15/2031 (a)	245,000	193,067
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (e)	184,790	157,857
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (e)	200,000	194,350
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	740,000	722,434
5.00%, 7/31/2027 (a)	1,058,000	994,276
		4,367,024
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	80,000	80,174
6.05%, 4/15/2028 (a)	160,000	158,118
6.30%, 2/15/2030 (a)	69,000	68,838
6.40%, 4/15/2033 (a)	97,000	95,940
		403,070
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 3.25%, 2/15/2029	300,000	257,210
Coherent Corp. 5.00%, 12/15/2029 (a)	462,000	410,852
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	860,000	729,036
		1,397,098
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	240,000	229,322
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (e)	182,114	152,099
Nabors Industries, Inc.
5.75%, 2/1/2025	95,000	90,744
7.38%, 5/15/2027 (a)	50,000	46,976
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	150,000	147,640
6.88%, 1/15/2029 (a)	75,000	67,153
Transocean, Inc. 8.75%, 2/15/2030 (a)	65,000	64,968
		798,902
Entertainment — 0.6%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	25,000	24,430
6.50%, 5/15/2027 (a)	665,000	666,129
4.75%, 10/15/2027 (a)	1,090,000	1,009,613
3.75%, 1/15/2028 (a)	140,000	125,876
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	674,735
WMG Acquisition Corp.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
3.75%, 12/1/2029 (a)	48,000	41,280
3.88%, 7/15/2030 (a)	307,000	262,212
		2,804,275
Financial Services — 0.3%
Block, Inc. 3.50%, 6/1/2031	540,000	441,063
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (f)	500,000	466,832
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	130,000	112,450
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	578,000	476,654
		1,496,999
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	965,000	859,363
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	390,000	376,038
4.63%, 4/15/2030 (a)	1,145,000	1,002,670
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	169,892
		2,407,963
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	100,000	92,978
5.75%, 5/20/2027	215,000	194,746
9.38%, 6/1/2028 (a)	112,000	112,000
		399,724
Ground Transportation — 0.7%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	100,000	94,211
4.75%, 4/1/2028 (a)	670,000	597,372
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	260,000	238,550
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	180,000	149,342
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	100,000	89,173
5.00%, 12/1/2029 (a)	800,000	642,262
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	92,800
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (a)	200,000	191,037
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	245,000	247,853
7.50%, 9/15/2027 (a)	450,000	461,613
4.50%, 8/15/2029 (a)	325,000	296,458
XPO, Inc. 6.25%, 6/1/2028 (a)	175,000	172,229
		3,272,900
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	895,000	827,847
Hologic, Inc. 3.25%, 2/15/2029 (a)	715,000	624,433
Medline Borrower LP

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
3.88%, 4/1/2029 (a)	920,000	793,459
5.25%, 10/1/2029 (a)	450,000	385,030
		2,630,769
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	90,000	85,548
5.00%, 4/15/2029 (a)	35,000	32,092
Centene Corp.
4.25%, 12/15/2027	155,000	145,666
4.63%, 12/15/2029	760,000	704,824
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	806,000	752,587
5.63%, 3/15/2027 (a)	235,000	201,156
6.00%, 1/15/2029 (a)	220,000	177,393
5.25%, 5/15/2030 (a)	69,000	51,827
DaVita, Inc. 3.75%, 2/15/2031 (a)	1,020,000	809,227
Encompass Health Corp.
4.50%, 2/1/2028	425,000	391,477
4.75%, 2/1/2030	290,000	264,163
4.63%, 4/1/2031	350,000	305,641
HCA, Inc. 5.88%, 2/15/2026	405,000	406,839
McKesson Corp. 5.25%, 2/15/2026	395,000	394,241
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	190,000	155,800
6.63%, 4/1/2030 (a)	165,000	148,742
Tenet Healthcare Corp.
4.88%, 1/1/2026	505,000	488,497
6.25%, 2/1/2027	150,000	147,759
5.13%, 11/1/2027	1,385,000	1,323,459
4.63%, 6/15/2028	1,260,000	1,171,784
6.13%, 6/15/2030 (a)	113,000	109,213
6.75%, 5/15/2031 (a)	244,000	243,758
		8,511,693
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	192,333
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	975,000	903,289
4.50%, 2/15/2029 (a)	45,000	39,790
		943,079
Hotels, Restaurants & Leisure — 1.9%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	640,000	586,913
4.38%, 1/15/2028 (a)	115,000	105,577
3.50%, 2/15/2029 (a)	125,000	110,744
4.00%, 10/15/2030 (a)	190,000	163,110

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	225,000	200,955
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	685,000	682,934
8.13%, 7/1/2027 (a)	325,000	331,171
4.63%, 10/15/2029 (a)	80,000	68,969
Carnival Corp.
5.75%, 3/1/2027 (a)	55,000	47,082
9.88%, 8/1/2027 (a)	210,000	216,745
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	295,000	319,316
Cedar Fair LP
5.50%, 5/1/2025 (a)	270,000	267,963
5.25%, 7/15/2029	190,000	174,666
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	365,000	322,142
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	640,000	621,431
MGM Resorts International
6.75%, 5/1/2025	525,000	526,999
5.75%, 6/15/2025	210,000	208,539
4.63%, 9/1/2026	220,000	207,928
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	100,000	105,695
11.63%, 8/15/2027 (a)	409,000	444,495
8.25%, 1/15/2029 (a)	263,000	276,735
9.25%, 1/15/2029 (a)	65,000	69,104
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	465,000	439,450
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	15,113
Station Casinos LLC 4.50%, 2/15/2028 (a)	290,000	258,062
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	375,000	375,936
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	80,000	78,434
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	985,000	878,973
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	585,000	549,336
		8,654,517
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	285,000	251,431
Newell Brands, Inc.
4.88%, 6/1/2025	100,000	95,171
4.70%, 4/1/2026 (g)	680,000	630,707
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	905,000	770,061
		1,747,370
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	325,000	305,510
4.13%, 10/15/2030	175,000	146,791
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	437,000	388,720
4.38%, 3/31/2029 (a)	497,000	425,556
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	470,000	419,475

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
5.50%, 7/15/2030 (a)	170,000	155,550
3.88%, 3/15/2031 (a)	70,000	57,177
		1,898,779
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (a)	230,000	194,512
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	155,000	137,175
		331,687
IT Services — 0.2%
Gartner, Inc. 4.50%, 7/1/2028 (a)	790,000	743,728
Leisure Products — 0.1%
Mattel, Inc. 5.88%, 12/15/2027 (a)	530,000	516,442
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	151,524
		667,966
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	290,000	292,921
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	74,133
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	184,135
		551,189
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (e)	171,300	151,117
Media — 3.3%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	84,332
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,670,000	1,472,156
7.75%, 4/15/2028 (a)	172,000	128,133
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,060,000	834,547
Directv Financing LLC 5.88%, 8/15/2027 (a)	860,000	757,503
Discovery Communications LLC 4.95%, 5/15/2042	60,000	47,253
DISH DBS Corp.
5.88%, 11/15/2024	3,216,000	2,754,488
7.75%, 7/1/2026	295,000	169,262
5.25%, 12/1/2026 (a)	159,000	125,598
DISH Network Corp. 11.75%, 11/15/2027 (a)	877,000	839,383
GCI LLC 4.75%, 10/15/2028 (a)	253,000	213,604
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	137,000	87,172
Gray Television, Inc.
7.00%, 5/15/2027 (a)	210,000	172,950
4.75%, 10/15/2030 (a)	666,000	431,668
iHeartCommunications, Inc.
6.38%, 5/1/2026	450,000	341,600
5.25%, 8/15/2027 (a)	910,000	639,033
Lamar Media Corp. 4.88%, 1/15/2029	140,000	129,455
Midcontinent Communications 5.38%, 8/15/2027 (a)	40,000	37,267
News Corp. 3.88%, 5/15/2029 (a)	560,000	491,700
Nexstar Media, Inc.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.63%, 7/15/2027 (a)	230,000	211,025
4.75%, 11/1/2028 (a)	1,690,000	1,425,986
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (f)	151,000	120,987
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,125,000	1,019,997
4.00%, 7/15/2028 (a)	410,000	343,314
5.50%, 7/1/2029 (a)	555,000	484,458
Stagwell Global LLC 5.63%, 8/15/2029 (a)	360,000	308,962
TEGNA, Inc. 4.63%, 3/15/2028	300,000	261,000
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	305,000	288,770
4.50%, 5/1/2029 (a)	525,000	440,733
Videotron Ltd. 5.13%, 4/15/2027 (a)	605,000	583,595
		15,245,931
Metals & Mining — 0.6%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	196,250
Arconic Corp.
6.00%, 5/15/2025 (a)	30,000	30,080
6.13%, 2/15/2028 (a)	675,000	681,322
ATI, Inc.
5.88%, 12/1/2027	25,000	23,813
4.88%, 10/1/2029	25,000	22,187
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	54,588
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	270,000	239,912
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	200,000	184,425
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	190,000	160,577
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	160,000	150,477
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (e)	200,000	182,940
Novelis Corp.
4.75%, 1/30/2030 (a)	609,000	540,484
3.88%, 8/15/2031 (a)	161,000	132,208
		2,599,263
Oil, Gas & Consumable Fuels — 4.0%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (a)	250,000	174,625
Aker BP ASA (Norway) 3.00%, 1/15/2025 (a)	455,000	435,128
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	25,000	25,340
5.75%, 3/1/2027 (a)	160,000	153,306
5.75%, 1/15/2028 (a)	685,000	653,314
5.38%, 6/15/2029 (a)	195,000	179,274
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	20,743
7.63%, 2/1/2029 (a)	120,000	122,075
5.38%, 3/1/2030 (a)	155,000	142,495
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	210,000	205,235
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (d) (f)	75,000	68,156

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP
3.95%, 12/1/2026	500,000	445,705
4.13%, 12/1/2027	20,000	17,503
4.50%, 3/1/2028 (a)	50,000	43,992
California Resources Corp. 7.13%, 2/1/2026 (a)	100,000	101,500
Cheniere Energy Partners LP
4.50%, 10/1/2029	215,000	196,869
4.00%, 3/1/2031	25,000	22,002
Cheniere Energy, Inc. 4.63%, 10/15/2028	485,000	455,147
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	785,000	767,492
Chord Energy Corp. 6.38%, 6/1/2026 (a)	175,000	172,375
Comstock Resources, Inc. 5.88%, 1/15/2030 (a)	645,000	537,764
Crestwood Midstream Partners LP
5.75%, 4/1/2025	125,000	122,603
5.63%, 5/1/2027 (a)	250,000	235,762
8.00%, 4/1/2029 (a)	180,000	180,963
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	615,000	533,329
Ecopetrol SA (Colombia)
4.63%, 11/2/2031	100,000	75,500
8.88%, 1/13/2033	80,000	77,826
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	25,000	22,969
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (e)	100,000	91,831
5.38%, 3/30/2028 (e)	50,000	44,572
Energy Transfer LP 3.90%, 5/15/2024 (g)	1,155,000	1,134,106
EnLink Midstream Partners LP 4.85%, 7/15/2026	25,000	24,187
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	98,000	96,931
6.50%, 7/1/2027 (a)	335,000	327,247
5.50%, 7/15/2028	135,000	126,545
4.75%, 1/15/2031 (a)	135,000	115,854
Genesis Energy LP 8.00%, 1/15/2027	400,000	389,612
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	210,000	207,517
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (e)	200,000	190,662
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (e)	200,000	208,662
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	280,000	279,300
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	615,000	603,469
5.13%, 6/15/2028 (a)	25,000	23,406
4.25%, 2/15/2030 (a)	150,000	129,981
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/19/2027 (e)	200,000	187,520
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	257,000	243,508
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	150,000	145,481
6.50%, 6/30/2027 (e)	150,000	142,294
6.75%, 6/30/2030 (e)	50,000	46,072
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (e)	200,000	180,100
NuStar Logistics LP

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.63%, 4/28/2027	355,000	336,039
6.38%, 10/1/2030	190,000	182,875
Occidental Petroleum Corp.
8.50%, 7/15/2027	175,000	191,689
6.38%, 9/1/2028	155,000	159,500
8.88%, 7/15/2030	390,000	449,436
Oil and Gas Holding Co. BSCC (The) (Bahrain) 8.38%, 11/7/2028 (e)	200,000	209,662
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	200,000	158,413
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	200,000	121,400
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	150,000	146,524
4.25%, 1/15/2025	200,000	186,787
6.88%, 8/4/2026	50,000	45,469
6.50%, 3/13/2027	200,000	172,530
5.35%, 2/12/2028	300,000	241,035
5.95%, 1/28/2031	330,000	235,669
10.00%, 2/7/2033 (a)	350,000	312,235
10.00%, 2/7/2033 (e)	200,000	178,420
6.38%, 1/23/2045	410,000	239,850
Range Resources Corp.
8.25%, 1/15/2029	273,000	284,322
4.75%, 2/15/2030 (a)	8,000	7,229
SM Energy Co. 6.75%, 9/15/2026	280,000	270,338
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	166,771
5.38%, 2/1/2029	150,000	139,685
5.38%, 3/15/2030	190,000	174,639
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (e)	200,000	205,725
Sunoco LP
4.50%, 5/15/2029	235,000	209,195
4.50%, 4/30/2030	190,000	166,664
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	560,000	558,600
6.00%, 3/1/2027 (a)	65,000	60,777
5.50%, 1/15/2028 (a)	270,000	243,775
6.00%, 12/31/2030 (a)	150,000	130,310
Targa Resources Partners LP
6.50%, 7/15/2027	285,000	286,018
5.50%, 3/1/2030	25,000	24,019
4.88%, 2/1/2031	70,000	64,408
4.00%, 1/15/2032	205,000	175,742
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (f)	100,000	84,316
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	317,000	318,585
		18,266,500
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (e)	200,000	197,960

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — 0.4%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	50,000	54,769
5.50%, 4/20/2026 (a)	1,235,000	1,212,029
5.75%, 4/20/2029 (a)	210,000	201,221
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	284,622	284,134
		1,752,153
Personal Care Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	416,000	399,506
4.75%, 1/15/2029 (a)	60,000	55,087
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	780,000	729,300
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	240,000	229,200
		1,413,093
Pharmaceuticals — 1.0%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	675,000	556,875
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	975,000	865,359
9.00%, 12/15/2025 (a)	700,000	595,896
5.75%, 8/15/2027 (a)	715,000	448,942
5.00%, 2/15/2029 (a)	450,000	195,828
5.25%, 1/30/2030 (a)	70,000	29,764
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	40,000	36,368
3.13%, 2/15/2029 (a)	155,000	126,148
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	223,761
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	345,000	330,134
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	179,196
Organon & Co. 4.13%, 4/30/2028 (a)	1,100,000	979,265
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	44,384
		4,611,920
Real Estate Management & Development — 0.1%
GLP Pte. Ltd. (Singapore) 3.88%, 6/4/2025 (e)	200,000	133,750
Realogy Group LLC
5.75%, 1/15/2029 (a)	123,000	88,859
5.25%, 4/15/2030 (a)	65,000	45,089
		267,698
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	215,000	214,688
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	95,000	88,816
5.95%, 6/15/2030 (a)	315,000	303,455
Entegris, Inc. 4.38%, 4/15/2028 (a)	290,000	266,522
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	440,000	397,333
		1,270,814

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	24,685
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	315,000	259,460
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	670,000	591,994
NCR Corp.
5.75%, 9/1/2027 (a)	55,000	54,701
5.13%, 4/15/2029 (a)	1,310,000	1,145,920
6.13%, 9/1/2029 (a)	25,000	24,795
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	750,000	715,869
		2,817,424
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	135,000	126,300
5.00%, 7/15/2028 (a)	115,000	105,289
SBA Communications Corp. 3.88%, 2/15/2027	370,000	341,032
		572,621
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	65,000	59,282
4.63%, 11/15/2029 (a)	525,000	462,759
4.75%, 3/1/2030	70,000	61,312
Bath & Body Works, Inc.
7.50%, 6/15/2029	85,000	85,931
6.75%, 7/1/2036	115,000	102,654
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	230,000	161,797
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	26,270
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	400,000	344,614
Penske Automotive Group, Inc. 3.75%, 6/15/2029	304,000	260,396
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,400,000	1,295,286
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	248,000	205,191
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	516,000	455,313
6.13%, 7/1/2029 (a)	100,000	82,808
6.00%, 12/1/2029 (a)	24,000	19,709
Staples, Inc. 7.50%, 4/15/2026 (a)	660,000	542,503
		4,165,825
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	430,000	371,571
8.25%, 12/15/2029 (a)	155,000	158,492
8.50%, 7/15/2031 (a)	32,000	32,782
		562,845
Tobacco — 0.1%
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	310,000	294,165
Trading Companies & Distributors — 0.9%
Air Lease Corp. 5.85%, 12/15/2027	540,000	539,614
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	365,000	346,571

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,150,000	989,240
United Rentals North America, Inc.
4.88%, 1/15/2028	1,185,000	1,130,504
5.25%, 1/15/2030	150,000	142,178
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	720,000	725,271
7.25%, 6/15/2028 (a)	280,000	286,192
		4,159,570
Wireless Telecommunication Services — 0.7%
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (e)	200,000	138,538
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (e)	180,000	154,258
Sprint LLC
7.13%, 6/15/2024	25,000	25,257
7.63%, 2/15/2025	275,000	281,768
7.63%, 3/1/2026	2,630,000	2,749,596
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	100,000	79,555
		3,428,972
Total Corporate Bonds (Cost $168,042,988)		161,226,466
Asset-Backed Securities — 23.7%
ACC Trust Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	21,471	21,430
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (a)	169,446	169,394
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.17%, 11/16/2026 (a)	249,156	241,359
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	595,000	559,547
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (a)	209,463	206,135
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	1,030,000	1,027,138
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	500,000	499,881
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	5,568	5,658
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	47,750	41,768
American Credit Acceptance Receivables Trust
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	2,000,000	1,979,892
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	404,350	402,553
Series 2022-3, Class B, 4.55%, 10/13/2026 (a)	500,000	493,190
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	200,000	200,539
Series 2020-4, Class E, 3.65%, 12/14/2026 (a)	600,000	584,986
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	800,000	748,739
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	800,000	730,494
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900,000	868,018
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	1,200,000	1,118,919
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	230,000	221,160
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	176,075
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	500,000	433,582
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	290,000	284,383
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	267,000	262,473
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	210,000	215,193

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	400,000	396,249
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	395,000	393,924
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	900,000	896,668
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	1,600,000	1,589,122
AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	100,000	92,396
Apidos CLO (Cayman Islands) Series XXXA, Class A1A, 6.40%, 10/18/2031 (a) (h)	500,000	495,586
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	459,425
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.13%, 1/15/2029 (a) (h)	868,511	860,709
Series 2019-52A, Class A1R, 6.32%, 4/22/2031 (a) (h)	1,400,000	1,375,994
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	424,320
Series 2022-3A, Class A, 4.62%, 2/20/2027 (a)	943,000	919,652
Series 2023-4A, Class A, 5.49%, 6/20/2029 (a)	800,000	797,982
Bain Capital Credit CLO (Cayman Islands) Series 2018-1A, Class A1, 6.23%, 4/23/2031 (a) (h)	250,000	247,449
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.43%, 10/23/2034 (a) (h)	250,000	244,175
Series 2021-7A, Class A1, 6.41%, 1/22/2035 (a) (h)	270,000	262,831
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	8,655	8,801
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 7.86%, 12/15/2038 (a) (h)	275,000	248,893
Series 2021-FL7, Class E, 8.51%, 12/15/2038 (a) (h)	265,000	240,734
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	66,674	63,054
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.23%, 4/17/2031 (a) (h)	996,969	984,928
Series 2014-3RA, Class A1A, 6.34%, 7/27/2031 (a) (h)	1,487,749	1,470,052
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1, 6.27%, 4/20/2031 (a) (h)	1,350,000	1,333,874
Conn's Receivables Funding LLC Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	800,000	797,871
CoreVest American Finance Trust
Series 2019-1, Class E, 5.60%, 3/15/2052 (a) (h)	300,000	278,303
Series 2019-2, Class E, 5.24%, 6/15/2052 (a) (h)	350,000	315,602
Series 2019-3, Class E, 4.75%, 10/15/2052 (a) (h)	350,000	296,155
CPS Auto Receivables Trust Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	240,698
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	250,000	252,236
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	700,000	705,881
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	300,000	300,914
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	900,000	899,737
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	295,500	235,749
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.18%, 10/15/2030 (a) (h)	1,598,698	1,578,669
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (a)	561,000	539,234
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	258,525	243,175
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	486,250	432,916
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,970,000	1,623,556
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class AR, 6.43%, 7/15/2035 (a) (h)	340,000	332,355
Dryden Senior Loan Fund (Cayman Islands) Series 2017-47A, Class A1R, 6.24%, 4/15/2028 (a) (h)	1,030,750	1,021,803
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	750,000	744,016

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	2,420,000	2,196,774
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,500,000	1,379,713
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,080,000	1,012,943
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,411,622
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	374,000	385,088
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	467,000	461,337
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	525,000	520,116
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,200,000	1,118,971
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	2,000,000	1,914,641
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,000,000	1,853,536
Series 2023-1A, Class B, 5.72%, 4/15/2027	149,000	148,173
Series 2021-3A, Class D, 1.55%, 6/15/2027	500,000	459,791
Series 2020-3A, Class F, 5.56%, 6/15/2027 (a)	1,500,000	1,466,772
Series 2023-1A, Class C, 5.82%, 2/15/2028	176,000	175,789
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	750,000	684,612
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	497,152
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	401,455
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	165,569
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	391,573
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	504,063
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	497,282
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,070,000	929,149
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	900,000	954,883
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	464,147
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	133,000	131,471
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	100,000	98,654
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	300,000	269,553
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 ‡ (a)	438,000	433,394
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 (a)	112,185	112,088
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	200,000	180,176
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	21,434	21,413
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	100,000	99,769
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	400,000	401,477
Galaxy CLO Ltd. (Cayman Islands) Series 2015-21A, Class AR, 6.27%, 4/20/2031 (a) (h)	320,000	315,276
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	520,000	519,017
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	484,000	486,206
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	250,000	230,140
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	610,814
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	250,000	237,256
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	420,000	417,486
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	902,207
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	203,000	204,822
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	652,000	663,069
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250,000	1,127,974
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2017-2A, Class AR, 6.16%, 11/20/2030 (a) (h)	1,500,000	1,483,044

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.37%, 7/20/2031 (a) (h)	250,000	247,499
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	284,655	273,169
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.27%, 4/15/2031 (a) (h)	305,000	301,250
Hertz Vehicle Financing III LLC
Series 2022-3A, Class B, 3.86%, 3/25/2025 (a)	500,000	490,764
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	400,000	399,130
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	292,000	290,052
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	263,000	245,408
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	300,000	285,436
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.18%, 4/20/2037 (a) (h)	195,500	184,478
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	289,947	276,948
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	533,772	507,545
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	704,375
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	639,935
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	709,460
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	875,803
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	129,573	127,497
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	200,000	194,720
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	1,000,000	870,218
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	500,000	387,795
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-13A, Class AR2, 6.22%, 4/19/2030 (a) (h)	279,094	276,839
Series 2017-23A, Class AR, 6.26%, 7/27/2031 (a) (h)	1,228,903	1,215,915
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.06%, 1/15/2028 (a) (h)	369,758	366,682
Series 2016-18A, Class AR2, 6.20%, 11/15/2028 (a) (h)	1,990,622	1,970,171
Series 2015-15A, Class AR, 6.34%, 7/25/2031 (a) (h)	400,000	396,850
Series 2015-12A, Class ARR, 6.36%, 10/15/2031 (a) (h)	700,000	692,243
Marlette Funding Trust
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	599,763	597,735
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	700,000	699,668
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	350,000	353,307
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	173,700	169,034
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.18%, 10/15/2029 (a) (h)	245,851	243,253
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 6.30%, 1/28/2030 (a) (h)	471,162	466,683
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (a)	650,041	621,285
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	168,000	143,495
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	373,971	337,356
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	192,088	172,517
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	76,496	68,077
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	175,246	158,885
OCP CLO Ltd. (Cayman Islands) Series 2018-15A, Class A1, 6.35%, 7/20/2031 (a) (h)	350,000	346,525
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.31%, 1/20/2031 (a) (h)	487,935	483,664
Octagon Loan Funding Ltd. (Cayman Islands) Series 2014-1A, Class ARR, 6.53%, 11/18/2031 (a) (h)	1,200,000	1,187,776

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	294,000	288,268
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	252,697	248,632
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (a)	74,233	73,839
Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	854,194
Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	603,515	604,314
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,499,918	1,321,308
Palmer Square CLO Ltd. (Cayman Islands)
Series 2018-2A, Class A1A, 6.36%, 7/16/2031 (a) (h)	850,000	840,977
Series 2015-1A, Class A1A4, 6.51%, 5/21/2034 (a) (h)	510,000	499,911
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	668,500	641,872
Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	460,350	413,429
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 8.14%, 3/25/2026 (a) (h)	600,000	575,473
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.22%, 5/25/2027 (a) (h)	343,000	343,249
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (a)	736,000	693,570
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	800,000	663,603
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	298,075	297,106
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	258,332	256,935
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	238,460	237,863
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	197,703	196,655
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	2,000,000	1,866,417
Series 2022-2, Class B, 3.44%, 9/15/2027	210,000	203,681
Series 2022-2, Class C, 3.76%, 7/16/2029	1,550,000	1,482,143
Series 2022-4, Class C, 5.00%, 11/15/2029	1,130,000	1,113,829
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	179,296
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	266,099	243,677
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	227,710	227,271
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 6.22%, 4/16/2031 (a) (h)	1,060,000	1,044,661
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (a)	770,000	728,086
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	400,000	406,914
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	220,735	222,491
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (a)	101,000	95,237
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	31,736	29,591
Series 2016-1, Class B, 3.65%, 1/7/2026	28,588	26,495
Upstart Pass-Through Trust
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	473,797	452,089
Series 2022-PT2, Class A, 19.78%, 2/20/2030 ‡ (a) (h)	573,670	573,670
Series 2022-PT3, Class A, HB, 20.28%, 4/20/2030 ‡ (a) (h)	362,704	363,591
Upstart Securitization Trust
Series 2020-3, Class C, 6.25%, 11/20/2030 (a)	1,000,000	981,336
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	1,500,000	1,355,055
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	500,000	489,432
Westlake Automobile Receivables Trust
Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	1,625,000	1,508,155

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	504,000	491,971
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	432,000	423,142
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375,000	372,185
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	405,000	403,659
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	437,000	438,753
Total Asset-Backed Securities (Cost $110,419,775)		108,832,118
Mortgage-Backed Securities — 16.2%
FHLMC Gold Pools, Other
Pool # WN2184, 2.50%, 4/1/2032	330,000	279,396
Pool # WN2270, 3.95%, 10/1/2032	600,000	561,326
Pool # WN2271, 3.95%, 10/1/2032	450,000	420,996
Pool # WN2290, 3.80%, 11/1/2032	470,000	434,993
Pool # WN2298, 4.35%, 11/1/2032	580,000	554,054
Pool # WA3236, 4.75%, 11/1/2032	578,316	562,773
Pool # WN1205, 4.60%, 1/1/2033	390,000	376,640
Pool # WN1206, 4.60%, 1/1/2033	537,000	519,394
Pool # WN2308, 4.90%, 1/1/2033	200,000	195,333
GNMA II, 30 Year
Pool # MA8104, 6.00%, 6/20/2052	24,526	25,031
Pool # MA8151, 4.50%, 7/20/2052	30	29
Pool # MA8204, 6.00%, 8/20/2052	269,169	271,775
Pool # MA8492, 6.00%, 12/20/2052	13,814,306	13,948,025
Pool # MA8493, 6.50%, 12/20/2052	36,859,508	37,522,258
Pool # MA8573, 7.00%, 1/20/2053	2,868,016	2,946,375
Pool # MA8649, 6.00%, 2/20/2053	504,652	510,771
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2053 (i)	6,883,000	6,878,698
TBA, 6.00%, 6/15/2053 (i)	6,000,000	6,057,188
TBA, 6.50%, 6/15/2053 (i)	2,000,000	2,035,938
Total Mortgage-Backed Securities (Cost $74,520,706)		74,100,993
Commercial Mortgage-Backed Securities — 13.2%
BANK
Series 2022-BNK39, Class XA, IO, 0.42%, 2/15/2055 (h)	8,068,846	229,898
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	700,000	404,963
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (h)	4,143,207	396,834
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	320,000	136,427
BBCMS Mortgage Trust Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (h)	4,500,000	298,787
Benchmark Mortgage Trust
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	692,528
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	705,599
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (h)	800,000	755,286
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (h)	604,000	630,648
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (a) (h)	400,000	388,691
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, 6.75%, 3/15/2040 (a) (h)	390,000	387,473
Series 2023-IND, Class C, 7.75%, 3/15/2040 (a) (h)	200,000	197,509

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Series 2021-MFM1, Class A, 5.87%, 1/15/2034 (a) (h)	632,972	617,473
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 5.84%, 10/15/2036 (a) (h)	372,506	359,430
Series 2021-VINO, Class A, 5.76%, 5/15/2038 (a) (h)	360,000	348,830
Series 2021-XL2, Class A, 5.80%, 10/15/2038 (a) (h)	787,708	761,045
Series 2021-ACNT, Class A, 5.96%, 11/15/2038 (a) (h)	850,000	823,625
Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	1,300,000	1,097,071
Series 2021-VIV5, Class A, 2.84%, 3/9/2044 (a) (h)	500,000	418,605
Series 2020-VIVA, Class D, 3.55%, 3/11/2044 (a) (h)	750,000	603,331
BX Trust
Series 2022-LBA6, Class A, 6.06%, 1/15/2039 (a) (h)	155,000	150,830
Series 2022-FOX2, Class A2, 5.81%, 4/15/2039 (a) (h)	586,157	560,870
Series 2022-PSB, Class A, 7.51%, 8/15/2039 (a) (h)	645,269	643,646
Series 2022-PSB, Class E, 11.40%, 8/15/2039 (a) (h)	553,088	549,500
CD Mortgage Trust Series 2018-CD7, Class C, 4.84%, 8/15/2051 (h)	580,000	488,537
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class B, 5.10%, 11/10/2046 (h)	100,000	97,173
Series 2014-GC23, Class C, 4.43%, 7/10/2047 (h)	100,000	90,510
Series 2018-C5, Class XA, IO, 0.67%, 6/10/2051 (h)	1,486,345	42,422
Series 2018-C6, Class XA, IO, 0.76%, 11/10/2051 (h)	2,144,634	69,152
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (h)	65,000	59,751
Commercial Mortgage Trust
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (a) (h)	500,000	391,773
Series 2015-PC1, Class B, 4.29%, 7/10/2050 (h)	65,000	59,265
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 6.09%, 5/15/2036 (a) (h)	588,536	584,875
FHLMC Series K-153, Class X1, IO, 0.44%, 12/25/2032 (h)	16,500,000	611,607
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (h)	2,000,000	145,276
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (h)	2,000,000	147,771
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (h)	2,500,000	396,917
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (h)	5,600,000	443,225
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (h)	5,606,716	80,754
Series K072, Class X1, IO, 0.37%, 12/25/2027 (h)	15,457,108	222,071
Series K741, Class X1, IO, 0.57%, 12/25/2027 (h)	1,444,177	30,672
Series K742, Class X1, IO, 0.78%, 3/25/2028 (h)	2,770,339	70,597
Series K742, Class X3, IO, 2.60%, 4/25/2028 (h)	5,000,000	503,443
Series K743, Class X1, IO, 0.92%, 5/25/2028 (h)	1,654,096	62,904
Series K744, Class X1, IO, 0.86%, 7/25/2028 (h)	2,152,746	78,166
Series K084, Class X3, IO, 2.24%, 11/25/2028 (h)	751,485	75,816
Series K100, Class X1, IO, 0.65%, 9/25/2029 (h)	8,152,292	276,938
Series K104, Class X1, IO, 1.12%, 1/25/2030 (h)	9,333,917	545,418
Series K110, Class X1, IO, 1.70%, 4/25/2030 (h)	8,858,155	787,305
Series K115, Class X1, IO, 1.33%, 6/25/2030 (h)	7,974,932	586,272
Series K119, Class X1, IO, 0.93%, 9/25/2030 (h)	5,465,554	285,060
Series K120, Class X1, IO, 1.04%, 10/25/2030 (h)	11,834,076	682,926
Series K123, Class X1, IO, 0.77%, 12/25/2030 (h)	18,432,580	833,051
Series K132, Class X1, IO, 0.51%, 8/25/2031 (h)	16,895,276	569,053
Series K157, Class X3, IO, 3.22%, 9/25/2033 (h)	1,800,000	404,102

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (h)	1,188,131	55,325
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (h)	412,879	16,587
Series K067, Class X3, IO, 2.11%, 9/25/2044 (h)	1,575,428	114,642
Series K060, Class X3, IO, 1.90%, 12/25/2044 (h)	1,950,000	110,442
Series K065, Class X3, IO, 2.18%, 7/25/2045 (h)	1,304,230	97,235
Series K071, Class X3, IO, 2.08%, 11/25/2045 (h)	8,700,000	670,791
Series K085, Class X3, IO, 2.31%, 12/25/2045 (h)	1,850,000	186,145
Series K097, Class X3, IO, 2.02%, 9/25/2046 (h)	3,000,000	295,046
Series K083, Class X3, IO, 2.29%, 11/25/2046 (h)	621,062	61,639
Series K737, Class X3, IO, 1.77%, 1/25/2048 (h)	11,779,376	638,695
Series K121, Class X3, IO, 2.77%, 11/25/2048 (h)	5,000,000	769,870
Series K124, Class X3, IO, 2.62%, 2/25/2049 (h)	5,000,000	731,342
Series K741, Class X3, IO, 2.45%, 3/25/2049 (h)	13,766,615	1,235,087
Series K743, Class X3, IO, 2.95%, 6/25/2049 (h)	13,000,000	1,531,547
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.83%, 2/10/2056 (h)	5,688,615	188,288
FNMA ACES
Series 2020-M3, Class X1, IO, 0.35%, 2/25/2030 (h)	3,652,427	67,927
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (h)	2,833,544	40,861
Series 2023-M1, Class 1A, 3.43%, 4/25/2032 (h)	759,463	711,742
Series 2020-M31, Class AB, 0.50%, 10/25/2032	76,687	61,230
FREMF Mortgage Trust
Series 2017-KF31, Class B, 7.96%, 4/25/2024 (a) (h)	3,824	3,794
Series 2017-KF36, Class B, 7.71%, 8/25/2024 (a) (h)	664,846	648,702
Series 2017-KF38, Class B, 7.56%, 9/25/2024 (a) (h)	634,540	609,353
Series 2018-KF45, Class B, 7.01%, 3/25/2025 (a) (h)	530,402	500,997
Series 2018-KF47, Class B, 7.06%, 5/25/2025 (a) (h)	16,959	16,500
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (a) (h)	25,000	23,406
Series 2018-KF53, Class B, 7.11%, 10/25/2025 (h)	24,588	23,754
Series 2019-KF60, Class B, 7.41%, 2/25/2026 (a) (h)	837,336	806,102
Series 2019-KF62, Class B, 7.11%, 4/25/2026 (a) (h)	5,760	5,515
Series 2019-KF72, Class B, 7.16%, 11/25/2026 (a) (h)	730,796	679,491
Series 2018-KF43, Class B, 7.21%, 1/25/2028 (a) (h)	21,473	20,098
Series 2018-KF50, Class B, 6.96%, 7/25/2028 (a) (h)	3,383	2,982
Series 2018-KF54, Class B, 7.26%, 11/25/2028 (h)	193,960	180,321
Series 2019-KF59, Class B, 7.41%, 2/25/2029 (a) (h)	738,947	684,568
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,826,011	78,182
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	464,536
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	45,014
Series 2020-KF76, Class B, 7.81%, 1/25/2030 (a) (h)	811,570	759,523
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (h)	300,000	250,541
Series 2023-KF149, Class CS, 10.97%, 12/25/2032 (a) (h)	499,949	511,844
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	64,976,072	456,990
Series 2014-K38, Class B, 4.22%, 6/25/2047 (a) (h)	335,000	327,995
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (h)	100,000	95,669
Series 2017-K724, Class D, PO, 12/25/2049 (a)	500,000	470,382
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (h)	415,000	389,888
Series 2018-K730, Class B, 3.80%, 2/25/2050 (a) (h)	200,000	192,475
Series 2017-K725, Class C, 3.90%, 2/25/2050 (a) (h)	500,000	488,093
Series 2017-K65, Class B, 4.08%, 7/25/2050 (a) (h)	265,000	250,998

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-K75, Class B, 3.98%, 4/25/2051 (a) (h)	10,000	9,349
Series 2019-K91, Class C, 4.26%, 4/25/2051 (a) (h)	250,000	229,700
GNMA
Series 2013-72, IO, 0.57%, 11/16/2047 (h)	8,850,841	112,542
Series 2015-93, IO, 0.29%, 11/16/2054 (h)	31,021,470	269,834
Series 2014-166, Class IH, IO, 0.92%, 10/16/2055 (h)	11,286,267	380,498
Series 2015-33, IO, 0.26%, 2/16/2056 (h)	49,633,861	484,203
Series 2016-137, IO, 0.52%, 10/16/2056 (h)	3,195,532	86,529
Series 2017-53, IO, 0.53%, 11/16/2056 (h)	4,452,716	143,231
Series 2015-114, IO, 0.37%, 3/15/2057 (h)	5,426,260	78,640
Series 2017-158, IO, 0.46%, 9/16/2057 (h)	3,548,390	100,677
Series 2017-3, IO, 0.55%, 9/16/2058 (h)	3,308,709	86,357
Series 2020-184, IO, 0.91%, 11/16/2060 (h)	9,457,281	592,949
Series 2021-90, IO, 0.83%, 5/16/2061 (h)	8,519,396	519,791
Series 2021-147, IO, 0.99%, 6/16/2061 (h)	3,032,389	216,265
Series 2021-218, IO, 0.96%, 10/16/2061 (h)	334,744	24,227
Series 2020-120, IO, 0.76%, 5/16/2062 (h)	6,007,083	346,920
Series 2020-100, IO, 0.78%, 5/16/2062 (h)	5,784,898	336,513
Series 2020-161, IO, 1.05%, 8/16/2062 (h)	5,073,960	356,619
Series 2021-71, IO, 0.87%, 10/16/2062 (h)	3,659,682	233,914
Series 2020-190, IO, 1.05%, 11/16/2062 (h)	836,952	61,557
Series 2021-35, IO, 1.03%, 12/16/2062 (h)	3,256,646	236,699
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (h)	6,517,899	514,196
Series 2021-120, IO, 0.99%, 2/16/2063 (h)	6,540,695	481,770
Series 2021-60, IO, 0.83%, 5/16/2063 (h)	2,277,420	138,508
Series 2021-10, IO, 0.99%, 5/16/2063 (h)	5,000,394	356,469
Series 2021-170, IO, 0.99%, 5/16/2063 (h)	2,364,308	171,252
Series 2021-141, Class SA, IF, IO, 0.00%, 6/16/2063 (h)	1,745,996	120,341
Series 2021-61, IO, 1.03%, 8/16/2063 (h)	1,406,679	99,213
Series 2021-110, IO, 0.87%, 11/16/2063 (h)	5,808,167	381,418
Series 2021-200, IO, 0.88%, 11/16/2063 (h)	2,045,985	142,810
Series 2021-180, IO, 0.90%, 11/16/2063 (h)	9,200,291	646,162
Series 2021-150, IO, 1.03%, 11/16/2063 (h)	4,754,045	354,774
Series 2021-185, IO, 1.10%, 11/16/2063 (h)	1,516,150	121,567
Series 2021-220, IO, 0.83%, 12/16/2063 (h)	11,242,592	729,689
Series 2022-7, Class SA, IF, IO, 0.00%, 2/16/2064 (h)	1,263,521	97,993
Series 2021-224, IO, 0.78%, 4/16/2064 (h)	1,956,920	129,177
Series 2022-134, IO, 0.51%, 6/16/2064 (h)	2,967,968	143,854
Series 2022-80, IO, 0.59%, 6/16/2064 (h)	1,183,016	60,582
Series 2022-62, IO, 0.62%, 6/16/2064 (h)	1,965,955	108,435
Series 2022-52, IO, 0.77%, 6/16/2064 (h)	9,825,957	578,212
Series 2022-141, IO, 0.78%, 6/16/2064 (h)	2,980,272	213,413
Series 2022-210, IO, 0.69%, 7/16/2064 (h)	2,189,853	143,890
Series 2022-199, IO, 0.76%, 7/16/2064 (h)	3,979,082	266,367
Series 2023-26, IO, 0.97%, 4/16/2065 (h)	4,988,994	366,167
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	750,000	570,496
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	800,000	390,436

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 7.30%, 10/15/2039 (a) (h)	104,962	104,634
Series 2022-LPF2, Class E, 11.00%, 10/15/2039 (a) (h)	240,000	236,965
JPMBB Commercial Mortgage Securities Trust Series 2015-C33, Class C, 4.64%, 12/15/2048 (h)	150,000	131,821
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.01%, 12/15/2046 (a) (h)	1,500,000	1,389,615
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.89%, 4/15/2047 (a) (h)	1,337,000	1,165,325
Series 2014-C16, Class AS, 4.09%, 6/15/2047	600,000	569,787
Series 2014-C18, Class B, 4.43%, 10/15/2047 (h)	100,000	95,111
Series 2016-C31, Class C, 4.26%, 11/15/2049 (h)	100,000	76,865
Series 2015-C23, Class B, 4.14%, 7/15/2050 (h)	900,000	826,751
Morgan Stanley Capital I Trust Series 2021-L6, Class C, 3.46%, 6/15/2054 (h)	350,000	244,092
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	400,000	341,383
MSC Trust Series 2021-ILP, Class A, 5.89%, 11/15/2023 (a) (h)	239,209	231,091
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 6.46%, 3/15/2039 (a) (h)	1,190,000	1,170,644
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.39%, 10/25/2049 (a) (h)	376,762	358,296
Series 2020-01, Class M10, 8.89%, 3/25/2050 (a) (h)	1,000,000	940,882
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	500,000	360,589
TPGI Trust Series 2021-DGWD, Class A, 5.81%, 6/15/2026 (a) (h)	400,000	387,777
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (a)	174,938	165,157
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (h)	265,025	256,003
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (h)	561,807	546,093
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	250,000	149,892
Series 2022-C62, Class C, 4.35%, 4/15/2055 (h)	100,000	76,919
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class C, 3.91%, 5/15/2045 (h)	65,000	64,640
Series 2014-C22, Class C, 3.76%, 9/15/2057 (h)	100,000	87,584
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	100,000	92,115
Total Commercial Mortgage-Backed Securities (Cost $64,787,652)		60,758,091
Collateralized Mortgage Obligations — 7.7%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (h)	800,000	727,893
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.54%, 4/25/2046 (h)	152,468	127,563
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2B1, 9.49%, 7/25/2031 (a) (h)	1,500,000	1,577,025
Series 2019-R07, Class 1B1, 8.54%, 10/25/2039 (a) (h)	670,000	672,512
Series 2020-R01, Class 1B1, 8.39%, 1/25/2040 (a) (h)	1,500,000	1,466,700
Series 2023-R02, Class 1M1, 7.27%, 1/25/2043 (a) (h)	305,175	307,127
Series 2023-R02, Class 1M2, 8.32%, 1/25/2043 (a) (h)	550,000	556,690
Series 2023-R02, Class 1B1, 10.52%, 1/25/2043 (a) (h)	350,000	357,526
Series 2023-R04, Class 1M1, 7.27%, 5/25/2043 (a) (h)	1,192,500	1,192,500
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (h)	121,917	115,169
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class M2, 7.22%, 8/25/2033 (a) (h)	1,953,789	1,906,458
Series 2022-DNA3, Class M1B, 7.87%, 4/25/2042 (a) (h)	500,000	498,441
FHLMC STACR Trust Series 2019-DNA2, Class B1, 9.49%, 3/25/2049 (a) (h)	1,000,000	1,065,408

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.29%, 10/25/2029 (h)	250,000	272,477
Series 2017-DNA3, Class B1, 9.59%, 3/25/2030 (h)	250,000	271,709
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 10.89%, 7/25/2029 (h)	2,400,000	2,696,977
Series 2017-C02, Class 2B1, 10.64%, 9/25/2029 (h)	2,120,000	2,334,650
Series 2017-C03, Class 1B1, 9.99%, 10/25/2029 (h)	780,000	851,617
Series 2017-C04, Class 2B1, 10.19%, 11/25/2029 (h)	1,650,000	1,801,447
Series 2017-C05, Class 1B1, 8.74%, 1/25/2030 (h)	1,090,558	1,130,867
Series 2017-C06, Class 1B1, 9.29%, 2/25/2030 (h)	450,000	477,562
Series 2017-C07, Class 1B1, 9.14%, 5/25/2030 (h)	790,000	837,400
Series 2018-C01, Class 1B1, 8.69%, 7/25/2030 (h)	750,000	800,512
Series 2018-C03, Class 1B1, 8.89%, 10/25/2030 (h)	788,000	835,477
Series 2021-R02, Class 2B1, 8.27%, 11/25/2041 (a) (h)	64,000	62,081
Series 2021-R02, Class 2B2, 11.17%, 11/25/2041 (a) (h)	26,000	24,453
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (h)	500,099	456,588
GNMA
Series 2014-181, Class SL, IF, IO, 0.45%, 12/20/2044 (h)	522,113	50,710
Series 2019-52, Class SA, IF, IO, 0.95%, 4/20/2049 (h)	765,996	70,204
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	997,571	140,694
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,494,309	205,333
Series 2021-117, Class ES, IF, IO, 1.15%, 7/20/2051 (h)	1,741,434	202,072
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	155,988	22,000
Series 2021-154, Class SD, IF, IO, 1.15%, 9/20/2051 (h)	538,561	67,682
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,119,208	441,246
1.16%, 7/16/2065 (h)	4,500,000	382,628
LHOME Mortgage Trust Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (g)	1,160,000	1,159,587
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (g)	270,000	256,458
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (g)	260,000	256,788
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (h)	152,603	133,714
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (h)	290,034	265,132
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (h)	204,075	183,231
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 1/25/2063 (a) (g)	661,542	661,750
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 7.79%, 8/25/2025 (a) (h)	280,000	276,267
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (g)	165,788	163,312
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (g)	697,986	669,646
Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (g)	1,000,000	894,179
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (g)	157,507	148,191
STACR Trust
Series 2018-HRP2, Class M3, 7.54%, 2/25/2047 (a) (h)	1,261,105	1,273,890
Series 2018-HRP2, Class B1, 9.34%, 2/25/2047 (a) (h)	600,000	636,767
Series 2018-DNA3, Class B1, 9.04%, 9/25/2048 (a) (h)	300,000	316,462
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	250,000	191,922
Verus Securitization Trust
Series 2023-4, Class A1, 5.81%, 5/25/2027 (a) (g)	1,010,000	1,003,038
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (g)	866,796	865,462

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (g)	674,103	677,342
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (h)	500,000	457,800
Total Collateralized Mortgage Obligations (Cost $35,536,505)		35,498,336
Foreign Government Securities — 3.0%
Banque Centrale de Tunisie 5.75%, 1/30/2025 (e)	200,000	122,850
Dominican Republic Government Bond
5.50%, 2/22/2029 (e)	150,000	139,106
7.05%, 2/3/2031 (a)	360,000	356,400
7.05%, 2/3/2031 (e)	200,000	198,000
6.00%, 2/22/2033 (a)	150,000	136,528
6.00%, 2/22/2033 (e)	500,000	455,094
6.40%, 6/5/2049 (e)	150,000	123,684
5.88%, 1/30/2060 (e)	150,000	111,000
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	800,000	675,150
7.38%, 9/28/2033 (e)	400,000	293,700
8.25%, 9/28/2051 (a)	200,000	135,038
Federative Republic of Brazil 3.75%, 9/12/2031	200,000	171,750
Gabonese Republic 7.00%, 11/24/2031 (e)	400,000	312,200
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (e)	400,000	357,200
7.38%, 10/10/2047 (e)	200,000	166,663
Islamic Republic of Pakistan 6.00%, 4/8/2026 (e)	200,000	75,038
Kingdom of Bahrain
7.38%, 5/14/2030 (e)	200,000	201,412
5.45%, 9/16/2032 (e)	200,000	174,600
Kingdom of Morocco 6.50%, 9/8/2033 (e)	400,000	407,825
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	200,000	198,225
Republic of Angola
9.50%, 11/12/2025 (e)	200,000	198,100
8.25%, 5/9/2028 (e)	200,000	177,725
8.00%, 11/26/2029 (e)	400,000	339,825
9.13%, 11/26/2049 (e)	200,000	148,850
Republic of Armenia 3.60%, 2/2/2031 (e)	200,000	155,413
Republic of Colombia 3.00%, 1/30/2030	200,000	153,600
Republic of Costa Rica
6.13%, 2/19/2031 (e)	200,000	199,475
6.55%, 4/3/2034 (a)	620,000	625,425
7.00%, 4/4/2044 (e)	400,000	390,000
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	400,000	382,200
5.75%, 12/31/2032 (e) (g)	298,472	274,651
6.13%, 6/15/2033 (e)	600,000	518,550
Republic of El Salvador
6.38%, 1/18/2027 (e)	250,000	158,406
7.12%, 1/20/2050 (e)	150,000	73,669
Republic of Ghana
6.38%, 2/11/2027 (e) (j)	200,000	80,163

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
8.75%, 3/11/2061 (e) (j)	200,000	74,975
Republic of Iraq 5.80%, 1/15/2028 (e)	468,750	433,242
Republic of Kenya
7.00%, 5/22/2027 (e)	200,000	171,163
8.00%, 5/22/2032 (e)	200,000	160,663
Republic of Namibia 5.25%, 10/29/2025 (e)	200,000	189,162
Republic of Panama 6.40%, 2/14/2035	200,000	208,787
Republic of Paraguay
6.10%, 8/11/2044 (e)	400,000	372,500
5.40%, 3/30/2050 (a)	200,000	167,163
Republic of Rwanda 5.50%, 8/9/2031 (a)	200,000	145,288
Republic of Senegal
6.25%, 5/23/2033 (e)	500,000	396,656
6.75%, 3/13/2048 (e)	200,000	132,225
Republic of Serbia 6.50%, 9/26/2033 (a)	200,000	193,850
Republic of South Africa
4.30%, 10/12/2028	200,000	172,287
5.88%, 4/20/2032	200,000	172,287
6.25%, 3/8/2041	100,000	78,081
Republic of Turkey
9.38%, 3/14/2029	200,000	194,725
9.38%, 1/19/2033	200,000	192,000
Republic of Uzbekistan 5.38%, 2/20/2029 (e)	200,000	182,037
Romania Government Bond 6.63%, 2/17/2028 (e)	200,000	204,975
State of Mongolia 4.45%, 7/7/2031 (e)	200,000	149,000
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (e)	400,000	404,825
6.50%, 3/8/2047 (e)	400,000	364,450
6.75%, 1/17/2048 (e)	200,000	187,912
Total Foreign Government Securities (Cost $14,966,192)		13,635,768
	SHARES
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (k) (l) (Cost $12,820,288)	12,817,377	12,819,941
Total Investments — 101.7% (Cost $481,094,106)		466,871,713
Liabilities in Excess of Other Assets — (1.7)%		(7,687,498)
NET ASSETS — 100.0%		459,184,215

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $2,492,917 or 0.54% of the Fund’s net
assets as of May 31, 2023.

(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2023.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 6/25/2053(a)	(3,800,000)	(3,681,176)
TBA, 5.00%, 6/25/2053(a)	(9,500,000)	(9,359,541)
TBA, 5.50%, 6/25/2053(a)	(4,000,000)	(3,998,125)
GNMA II, Single Family, 30 Year TBA, 6.50%, 6/15/2053	(2,000,000)	(2,035,937)
(Proceeds received of $19,262,762)		(19,074,779)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	67	09/20/2023	USD	7,668,359	39,411
U.S. Treasury 10 Year Ultra Note	70	09/20/2023	USD	8,433,906	43,611
U.S. Treasury Long Bond	4	09/20/2023	USD	513,875	6,632
U.S. Treasury 2 Year Note	229	09/29/2023	USD	47,129,274	(8,829)
U.S. Treasury 5 Year Note	1,144	09/29/2023	USD	124,758,563	52,164
					132,989
Short Contracts
U.S. Treasury 10 Year Ultra Note	(57)	09/20/2023	USD	(6,867,609)	(35,745)
U.S. Treasury Ultra Bond	(73)	09/20/2023	USD	(10,012,406)	(191,066)
					(226,811)
					(93,822)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	44,492,369	USD	319,084	Royal Bank of Canada	6/15/2023	904
EUR	143	USD	153	HSBC Bank, NA	7/5/2023	—
Total unrealized appreciation						904
EUR	143	USD	159	Citibank, NA	6/5/2023	(5)
USD	153	EUR	143	HSBC Bank, NA	6/5/2023	—
JPY	525,403,850	USD	3,937,837	Citibank, NA	6/15/2023	(159,150)
JPY	47,908,971	USD	353,913	HSBC Bank, NA	6/15/2023	(9,353)
Total unrealized depreciation						(168,508)
Net unrealized depreciation						(167,604)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD2,200,000	18,586	(26,138)	(7,552)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD5,000,000	8,864	(26,025)	(17,161)
							27,450	(52,163)	(24,713)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD12,188,000	(46,071)	(207,508)	(253,579)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD14,112,000	(89,771)	(203,838)	(293,609)
						(135,842)	(411,346)	(547,188)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD1,800,000	9,850	27,600	37,450

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	27,450	(24,713)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$105,344,639	$3,487,479	$108,832,118
Collateralized Mortgage Obligations	—	35,040,536	457,800	35,498,336
Commercial Mortgage-Backed Securities	—	60,758,091	—	60,758,091
Corporate Bonds	—	161,226,466	—	161,226,466
Foreign Government Securities	—	13,635,768	—	13,635,768
Mortgage-Backed Securities	—	74,100,993	—	74,100,993
Short-Term Investments
Investment Companies	12,819,941	—	—	12,819,941
Total Investments in Securities	$12,819,941	$450,106,493	$3,945,279	$466,871,713
Liabilities
TBA Short Commitment	$—	$(19,074,779)	$—	$(19,074,779)
Total Liabilities in Securities Sold Short	$—	$(19,074,779)	$—	$(19,074,779)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$904	$—	$904
Futures Contracts	141,818	—	—	141,818
Swaps	—	27,600	—	27,600
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(168,508)	—	(168,508)
Futures Contracts	(235,640)	—	—	(235,640)
Swaps	—	(463,509)	—	(463,509)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(93,822)	$(603,513)	$—	$(697,335)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$3,524,503	$—	$(11,030)	$(362)	$435,590	$(461,222)	$—	$—	$3,487,479
Collateralized Mortgage Obligations	1,620,029	—	2,900	—	—	—	—	(1,165,129)	457,800
Total	$5,144,532	$—	$(8,130)	$(362)	$435,590	$(461,222)	$—	$(1,165,129)	$3,945,279

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(8,130).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Signifi

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SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
cant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$860,038	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (22.76%)
			Constant Default Rate	0.00% - 11.00% (4.65%)
			Yield (Discount Rate of Cash Flows)	6.79% - 9.79% (8.90%)

Asset-Backed Securities	860,038
	457,800	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	457,800
Total	$1,317,838

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31 2023, the value of these investments was $ 2,627,441. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b)	$4,011,385	$91,727,221	$82,916,891	$(1,441)	$(333)	$12,819,941	12,817,377	$106,817	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

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SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.